April 13, 2017

VIA EDGAR CORRESPONDENCE

Office of Filings, Information & Consumer Services

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:

Form N-1A Filing for Calvert Management Series (the “Registrant”) on behalf of Calvert Unconstrained Bond Fund (the “Fund”)

Post-Effective Amendment No. 82 (1933 Act File No. 002-69565)

Amendment No. 82 (1940 Act File No. 811-03101) (the “Amendment”)

Dear Ladies and Gentlemen:

On behalf of the Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectus and statement of additional information (“SAI”) for the Fund, as well as exhibits.  The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the office of the Registrant.

The Amendment is marked to show changes from the Fund’s prospectus and SAI contained in the Registrant’s Filing filed with the Securities and Exchange Commission (the “Commission”) on February 2, 2017 (Accession No. 00000940394-17-000245) under Rule 485(a) (the “Filing”).

The Amendment is filed pursuant to Rule 485(b) and will be effective April 13, 2017.  Pursuant to Rule 485(b)(4), as internal counsel of the Registrant, I have reviewed the Amendment and it does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

The Fund’s audited financial statements dated December 31, 2016 are incorporated into the Amendment by reference to a previous electronic filing with the SEC (Accession No. 0000319676-17-000001).

The Amendment is filed for the purpose of responding to comments with respect to the Filing provided by Valerie Lithotomas, of the Staff of the Division of Investment Management of the Commission, to the undersigned via telephone on March 8, 2017 and making certain other non-material changes as marked thereon and for the purpose of bringing the Fund’s financial statements and other information up to date pursuant to Rule 485(b) under the 1933 Act.  The comments and Registrant’s responses thereto are as follows:

Securities and Exchange Commission

April 12, 2017

Prospectus

Risk/Return Summary: Fees and Expenses of the Fund

1.

Please confirm that the expense reimbursement is reflected for only one year in the expense example.

Response:  Registrant confirms that the expense reimbursement is reflected in the example example for the one year period only.

Appendix B: Financial Intermediary Sales Charge Variations

2.

Please confirm that the Registrant will clearly identify each financial intermediary for which a sales charge variation applies.

Response:  Registrant confirms that it will disclose any financial intermediary utilizing sales charge variations either by adding a separate appendix to the Prospectus for each financial intermediary or by using one appendix with all sales charge variations and clearly identifying the variations applicable to each financial intermediary.

If you have any questions or comments concerning the foregoing, please contact the undersigned at (617) 672-8879.

Very truly yours,

/s/ Katy D. Burke

Katy D. Burke, Esq.

Vice President